Borrowings - Short-term and long-term borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Short-term borrowings [Abstract]
Total	[1]	¥ 543,049	¥ 662,902
Long-term borrowings [Abstract]
Long-term borrowings from banks and other financial institutions	[2]	2,868,591	3,197,303
Bonds and notes issued	[3]	4,286,605	4,804,801
Subtotal		7,155,196	8,002,104
Trading balances of secured borrowings		40,212	127,455
Total		7,195,408	8,129,559
Fixed-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	1,099,278	1,300,872
Fixed-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	782,315	876,088
Floating-rate obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	825,038	726,568
Floating-rate obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	164,397	293,207
Index / Equity-linked obligations [Member] | Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	822,746	802,849
Index / Equity-linked obligations [Member] | Non-Japanese yen denominated [Member]
Long-term borrowings [Abstract]
Bonds and notes issued	[3]	592,831	805,217
Short-term borrowings [Member]
Short-term borrowings [Abstract]
Commercial paper	[1]	2,562	177,906
Bank borrowings	[1]	130,676	149,775
Other	[1]	¥ 409,811	¥ 335,221

[1]	Includes secured borrowings of \82,861 million as of March 31, 2016 and \158,156 million as of March 31, 2017.
[2]	Includes secured borrowings of \226,704 million as of March 31, 2016 and \120,322 million as of March 31, 2017.
[3]	Includes secured borrowings of \744,945 million as of March 31, 2016 and \851,239 million as of March 31, 2017.